INTANGIBLE ASSETS AND GOODWILL - Maturity Schedule (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Amortization expense		$ 112.9	$ 114.2	$ 119.6
Estimated amortization expense related to intangible assets for the next five years and thereafter
2019		91.6
2020		74.0
2021		14.1
2022		11.9
2023		10.3
Thereafter		$ 14.3
Signet
Intangible assets
Acquired intangible assets	$ 52.3
Signet | Customer relationships
Intangible assets
Acquired intangible assets	$ 35.9
Weighted average life	3 years
Signet | Marketing relationships
Intangible assets
Acquired intangible assets	$ 16.4
Weighted average life	7 years